8. Commitment	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
8. Commitment

8.	Commitment

In 2011 the Company renewed its lease agreement for two years with a company to provide office space. The Company agreed to pay equal monthly installments of $1,600 in the first year and $1,625 in the second year as rent expense and related security charges. Under the lease agreements, the Company is obligated to the following payments:

	Fiscal Period	Payment
	2013	$6,500
	2014	–
	2015	–
	2016	–
Total		$6,500

Rent expenses were $18,750 and $19,000 for the years ended December 31, 2012 and 2011 respectively.